Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	R$ 1,867,485	R$ 717,929
Financial investments	1,677,873	2,433,385
Trade receivables	3,062,574	2,695,077
Accounts receivable from related parties	205,793	173,657
Inventories	124,247	113,506
Restricted cash	37,474	28,467
Recoverable taxes	242,906	276,104
Other assets	66,312	64,873
Total current assets	7,284,664	6,502,998
Noncurrent
Trade receivables	215,234	223,234
Accounts receivable from related parties	950,950	644,895
Escrow deposits	170,093	141,667
Water and Basic Sanitation National Agency – ANA	9,193	20,666
Other assets	146,362	161,369
Investments	110,765	79,437
Investment properties	46,726	46,126
Contract assets	8,613,968	8,550,102
Intangible assets	39,320,871	36,503,834
Property, plant and equipment	338,939	291,157
Total noncurrent assets	49,923,101	46,662,487
Total assets	57,207,765	53,165,485
Liabilities and equity
Trade payables and contractors	430,946	236,763
Borrowings and financing	2,245,960	1,830,617
Labor and social obligations	498,504	426,616
Taxes and contributions	293,461	257,130
Interest on capital	741,725	548,006
Provisions	924,038	809,821
Services payable	723,242	469,027
Public-Private Partnership - PPP	222,413	142,757
Program Contract Commitments	100,188	77,652
Other liabilities	476,865	294,538
Total current liabilities	6,657,342	5,092,927
Borrowings and financing	16,712,711	15,893,219
Deferred income tax and social contribution	189,278	283,739
Deferred Cofins and PASEP	159,723	159,456
Provisions	686,746	638,672
Pension plan obligations	2,150,191	2,321,662
Public-Private Partnership - PPP	2,736,768	2,917,428
Program Contract Commitments	12,197	44,995
Other liabilities	569,276	881,528
Total non-current liabilities	23,216,890	23,140,699
Total liabilities	29,874,232	28,233,626
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	12,155,890	9,885,485
Other comprehensive loss	177,643	46,374
Total equity	27,333,533	24,931,859
Total equity and liabilities	R$ 57,207,765	R$ 53,165,485